Derivative Liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of financial assets and liabilities measured on recurring basis

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the consolidated balance sheet as of March 31, 2016:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$313,709	$—	$—	$313,709	$313,709

Schedule of fair value measurement of financial assets and liabilities using significant unobservable inputs

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended March 31, 2016:

Fair Value Measurement Using Level 3 Inputs
Total
Balance, April 1, 2015	$—
Issuance of derivative warrant liabilities	206,715
Change in fair value of derivative warrant liabilities	106,994
Balance, March 31, 2016	$313,709

Schedule of fair value of the derivative feature of the warrant

The fair value of the derivative feature of the warrants on the issuance dates and at the balance sheet date were calculated using a binomial option model valued with the following weighted average assumptions:

	May 22, 2015	June 9, 2015	March 31, 2016
Risk free interest rate	1.57%	1.74%	1.04%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	47%	47%	41%
Remaining term (years)	5.0	5.0	4.15 – 4.19